Equity (Tables)	6 Months Ended
Jun. 30, 2016
Distribution Made to Limited Partner [Line Items]
Schedule of Stockholders Equity [Table Text Block]
Changes to equity during the six months ended June 30, 2016, were as follows:

	Western Shareholders' Equity	Non-controlling Interest	Total Equity
	(In thousands)
Balance at December 31, 2015	$1,299,297	$1,646,609	$2,945,906
Net income	95,953	46,496	142,449
Other comprehensive loss, net of tax	(52)	(70)	(122)
Dividends	(70,286)	—	(70,286)
Stock-based compensation	2,169	4,501	6,670
Tax deficiency from stock-based compensation	(441)	—	(441)
Distributions to non-controlling interests	—	(41,532)	(41,532)
NTI merger	(14,020)	(1,329,348)	(1,343,368)
Transaction costs for NTI merger	(12,431)	—	(12,431)
Issuance of WNRL common units	—	92,460	92,460
Offering costs for issuance of WNRL common units	—	(330)	(330)
Treasury stock issuance	438,168	—	438,168
Treasury stock purchases	(75,000)	—	(75,000)
Balance at June 30, 2016	$1,663,357	$418,786	$2,082,143

Changes to equity during the six months ended June 30, 2015, were as follows:

	Western Shareholders' Equity	Non-controlling Interest	Total Equity
	(In thousands)
Balance at December 31, 2014	$1,119,708	$1,667,936	$2,787,644
Net income	239,908	148,927	388,835
Other comprehensive income, net of tax	57	66	123
Dividends	(61,114)	—	(61,114)
Stock-based compensation	2,148	5,851	7,999
Excess tax benefit from stock-based compensation	848	—	848
Distributions to non-controlling interests	—	(101,528)	(101,528)
Treasury stock purchases	(25,000)	—	(25,000)
Other	—	(221)	(221)
Balance at June 30, 2015	$1,276,555	$1,721,031	$2,997,586

Class of Treasury Stock [Table Text Block]
The following table summarizes our share repurchase activity for the September 2015 Program:

	Number of shares purchased	Cost of share purchases (In thousands)
Shares purchased at December 31, 2015	—	$—
Shares purchased during Q1, 2016	2,462,350	75,000
Shares purchased at March 31, 2016	2,462,350	75,000
Shares purchased during Q2, 2016	—	—
Shares purchased at June 30, 2016	2,462,350	$75,000

Dividends Declared [Table Text Block]
The table below summarizes our 2016 cash dividend declarations, payments and scheduled payments:

	Declaration Date	Record Date	Payment Date	Dividend per Common Share	Total Payment (In thousands)
First quarter	January 6	January 20	February 4	$0.38	$35,601
Second quarter	April 8	April 18	May 2	0.38	34,685
Third quarter (1)	July 15	July 25	August 9	0.38	—
Total					$70,286
(1) The third quarter 2016 cash dividend of $0.38 per common share will result in an estimated aggregate payment of $41.2 million.

Northern Tier Energy LP [Member]
Distribution Made to Limited Partner [Line Items]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
The table below summarizes NTI's 2016 quarterly distribution declarations, payments and scheduled payments:

Declaration Date	Record Date	Payment Date	Distribution per Unit
February 3, 2016	February 12, 2016	February 19, 2016	$0.38
June 13, 2016	June 23, 2016	June 23, 2016	0.18
Total			$0.56

Western Refining Logistics, LP [Member]
Distribution Made to Limited Partner [Line Items]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
The table below summarizes WNRL's 2016 quarterly distribution declarations, payments and scheduled payments:

Declaration Date	Record Date	Payment Date	Distribution per Common and Subordinated Unit
February 1, 2016	February 11, 2016	February 26, 2016	$0.3925
April 25, 2016	May 13, 2016	May 27, 2016	0.4025
July 26, 2016	August 12, 2016	August 26, 2016	0.4125
Total			$1.2075
In addition to its quarterly distributions, WNRL paid incentive distributions of $0.9 million, $1.7 million, $0.14 million and $0.16 million for the three and six months ended June 30, 2016 and 2015, respectively, to Western as its general partner and holder of its incentive distribution rights.